SUBSEQUENT EVENTS - Additional Information (Detail) - USD ($) $ in Thousands		2 Months Ended
	Feb. 16, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Subsequent Events [Line Items]
Total long-term debt			$ 2,100,128	$ 1,600,129
2022 7.000% Studio City Secured Notes [Member]
Subsequent Events [Line Items]
Total long-term debt	$ 350,000
Interest rate per annum	7.00%
Subsequent Event [Member] | Class A Ordinary Shares [Member] | Thousand And Twenty Two Private Placements [Member]
Subsequent Events [Line Items]
Number of shares issued		400,000,000
Gross proceeds from shares		$ 300,000
Subsequent Event [Member] | 2022 7.000% Studio City Secured Notes [Member]
Subsequent Events [Line Items]
Total long-term debt	$ 350,000
Interest rate per annum	7.00%
Purchase price as percentage of principal	100.00%
Maturity date	Feb. 15, 2027